Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Strategy Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001506213
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF

NASDAQ Ticker: HNDL

(the "Fund")

June 9, 2023

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus and Prospectus, each dated September 1, 2022, as revised September 8, 2023.

________________________________________________________________________________________

The following information replaces the second sentence of the eighth paragraph under the sections of the Fund’s Summary Prospectus and Prospectus entitled “FUND SUMMARY: STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF – Principal Investment Strategy” and the second sentence of the seventh paragraph under the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - PRINCIPAL INVESTMENT STRATEGIES - Strategy Shares Nasdaq 7HANDL™ Index ETF”:

“The Fund will typically invest 90% of its assets in the Index’s component securities and hold 10% of its assets in cash and cash equivalents, including money market mutual funds and treasury securities, as collateral for the Fund’s 40% total return swap (measured as a percent of the Fund’s portfolio) on the Base Index.”

* * * * *

You should read this Supplement in conjunction with the Funds' Prospectus, Summary Prospectus, and the Statement of Additional Information, each dated September 1, 2022, as revised September 8, 2022, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-855-4SS-ETFS (855-477-3837) or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

1